CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [Abstract]
Cash reserves	$ 14,342,075	$ 16,806,578